Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



December 3, 2010


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:     The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statements of Additional Information dated November 29, 2010 for the Trust's Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, GRT Value Fund, and Reaves Select Research Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 99, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-10-000563) on November 29, 2010.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/Christopher D. Menconi
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Christopher D. Menconi